Share Capital, Share Premium and Reserves - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Foreign currency translation differences for foreign operations	₩ 548,792	₩ 509,620
Other comprehensive loss from associates	(32,816)	(29,992)
Reserves	₩ 515,976	₩ 479,628	₩ 537,142	₩ (163,446)